Goodwill and intangible assets with indefinite useful lives (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Summary of goodwill and intangible assets with indefinite useful lives and by segment	Goodwill and intangible assets with indefinite useful lives at December 31, 2024 and 2023 are summarized below:

	Goodwill
	Gross amount	Accumulated impairment losses	Total Goodwill	Brands	Other	Total Goodwill and intangible assets with indefinite useful lives
	(€ million)
At January 1, 2023	€15,545	€(38)	€15,507	€16,212	€19	€31,738
Additions	66	—	66	—	5	71
Disposal	(12)	—	(12)	—	—	(12)
Translation differences and other	(388)	—	(388)	(416)	1	(803)
At December 31, 2023	15,211	(38)	15,173	15,796	25	30,994
Additions(1)	290	—	290	61	1	352
Impairment losses and assets write-offs 2)	—	(514)	(514)	—	—	(514)
Translation differences and other	395	—	395	761	(2)	1,154
At December 31, 2024	€15,896	€(552)	€15,344	€16,618	€24	€31,986
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(1) Relates to Sopriam, Groupe 2L Logistics, PPETA, Comercial Automotiva S.A and other minor acquisitions. Refer to Note 3, Scope of consolidation for additional information
(2) Relates to impairment of platform assets in Maserati
The following table summarizes the allocation of Goodwill and Brands between the Company’s reportable segments:

	At December 31, 2024		At December 31, 2023
(€ million)	Goodwill	Brands	Goodwill	Brands
North America	€11,074	€12,546	€10,412	€11,795
Enlarged Europe	2,059	2,943	1,899	2,876
Middle East & Africa	107	—	—	—
South America	1,332	51	1,550	—
China and India & Asia Pacific	164	—	170	—
Maserati	—	972	514	972
Other activities	608	106	628	153
Total	€15,344	€16,618	€15,173	€15,796